Note 1 - Business Description (Details Textual) $ / shares in Units, $ in Thousands	Sep. 30, 2024 $ / shares	Aug. 13, 2024 shares	Aug. 12, 2024 USD ($) $ / shares	Dec. 31, 2023 $ / shares
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001			$ 0.0001
Shares, Outstanding (in shares) | shares		7,472,555
The Merger [Member]
Business Acquisition, Conversion Rate of Shares			0.104
Goodwill | $			$ 0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill | $			$ 0
Private Firefly [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share)			$ 0.00001
New Firefly Common Stock [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share)			$ 0.0001